Capital Lease	12 Months Ended
Dec. 31, 2014
Capital Lease [Abstract]
Capital Lease

Note 8 – Capital Lease

In December 2014, the Company entered into a long-term lease for equipment with a principal amount of $20,520, with payments beginning in December 2014. Monthly installments are $918, including principal and interest at an imputed rate of approximately 7.0% per annum. In June 2014, the Company entered into a long-term lease for equipment with a principal amount of $21,595, with payments beginning in August 2014. Monthly installments are $716, including principal and interest at an imputed rate of approximately 16.7% per annum. In December 2012, the Company entered into a long-term capital lease for equipment with a principal amount of $22,325, with payments beginning in January 2013. Monthly installments are $788, including principal and interest at an imputed rate of approximately 16.3% per annum. Depreciation of $8,576 and $4,775 was recorded in 2014 and 2013, respectively, based on the date the equipment was placed in service. Current principal payments are approximately $16,200, and long-term principal payments are $19,700 as of December 31, 2014.

Future minimum lease payments under the capital lease are payable in future years as follows:

2015	$29,068
2016	17,776
2017	5,012
Net minimum lease payments	51,856
Less amounts representing interest	(6,341)

Capital lease obligation payable	$45,515